Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains from fair value changes of trading securities and derivative assets	¥ 116,162	¥ (20,904)	¥ 12,938
Asset impairment charges	0	0	0
Impairment charges on debt investment		¥ 352,742